Share-Based Compensation - Summary of Cash Performance Units Activity (Detail) (Dean Foods' Investment [Member], Cash Performance Units [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dean Foods' Investment [Member] | Cash Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	6,105,000	2,206,250
Granted		487,500
Converted/paid	(6,105,000)
Forfeited		(200,000)
Transferred		3,611,250 [1]
Outstanding ending balance		6,105,000

[1]	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods' divisions.